Institutional Investment Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2024

	Shares	Value
COMMON STOCKS - 45.0%†
Technology - 14.2%
Apple, Inc.	889	$222,623
NVIDIA Corp.	1,443	193,781
Microsoft Corp.	453	190,940
Broadcom, Inc.	299	69,320
Salesforce, Inc.	61	20,394
Oracle Corp.	96	15,997
Texas Instruments, Inc.	81	15,188
Advanced Micro Devices, Inc.*	122	14,736
International Business Machines Corp.	59	12,970
Accenture plc — Class A	35	12,313
QUALCOMM, Inc.	79	12,136
ServiceNow, Inc.*	11	11,661
Adobe, Inc.*	26	11,562
Intuit, Inc.	16	10,056
Palantir Technologies, Inc. — Class A*	119	9,000
NXP Semiconductor N.V.	39	8,106
Analog Devices, Inc.	35	7,436
Fiserv, Inc.*	32	6,573
Autodesk, Inc.*	19	5,616
KLA Corp.	8	5,041
ON Semiconductor Corp.*	79	4,981
Cadence Design Systems, Inc.*	15	4,507
Crowdstrike Holdings, Inc. — Class A*	13	4,448
Synopsys, Inc.*	8	3,883
Fortinet, Inc.*	41	3,874
Paychex, Inc.	24	3,365
Roper Technologies, Inc.	5	2,599
Workday, Inc. — Class A*	10	2,580
Fidelity National Information Services, Inc.	31	2,504
MSCI, Inc. — Class A	4	2,400
Cognizant Technology Solutions Corp. — Class A	29	2,230
HP, Inc.	63	2,056
Fair Isaac Corp.*	1	1,991
Gartner, Inc.*	4	1,938
Zebra Technologies Corp. — Class A*	5	1,931
Electronic Arts, Inc.	13	1,902
Dell Technologies, Inc. — Class C	16	1,844
PTC, Inc.*	10	1,839
ANSYS, Inc.*	5	1,687
Western Digital Corp.*	28	1,670
Take-Two Interactive Software, Inc.*	9	1,657
Hewlett Packard Enterprise Co.	67	1,430
NetApp, Inc.	12	1,393
Broadridge Financial Solutions, Inc.	6	1,357
Monolithic Power Systems, Inc.	2	1,184
Tyler Technologies, Inc.*	2	1,153
Teradyne, Inc.	9	1,133
Leidos Holdings, Inc.	7	1,008
Seagate Technology Holdings plc	11	949
Akamai Technologies, Inc.*	9	861
Skyworks Solutions, Inc.	9	798
Dayforce, Inc.*	8	581
EPAM Systems, Inc.*	2	468
Paycom Software, Inc.	2	410
Total Technology		924,060
Communications - 6.8%
Amazon.com, Inc.*	551	120,884
Meta Platforms, Inc. — Class A	124	72,603
Alphabet, Inc. — Class A	342	64,741
Alphabet, Inc. — Class C	277	52,752
Netflix, Inc.*	29	25,848
Walt Disney Co.	159	17,705
Cisco Systems, Inc.	229	13,557
Booking Holdings, Inc.	2	9,937
Verizon Communications, Inc.	240	9,598
AT&T, Inc.	330	7,514
T-Mobile US, Inc.	32	7,063
Palo Alto Networks, Inc.*	36	6,551
Arista Networks, Inc.*	56	6,190
Motorola Solutions, Inc.	11	5,084
Airbnb, Inc. — Class A*	27	3,548
Charter Communications, Inc. — Class A*	6	2,057
Omnicom Group, Inc.	23	1,979
eBay, Inc.	29	1,797
Corning, Inc.	36	1,711
GoDaddy, Inc. — Class A*	8	1,579
CDW Corp.	9	1,566
Expedia Group, Inc.*	7	1,304
F5, Inc.*	5	1,257
Fox Corp. — Class A	22	1,069
VeriSign, Inc.*	5	1,035
Warner Bros Discovery, Inc.*	90	951
Gen Digital, Inc.	30	821
Match Group, Inc.	14	458
Interpublic Group of Companies, Inc.	15	420
Juniper Networks, Inc.	10	374
Fox Corp. — Class B	7	320
Total Communications		442,273
Financial - 6.8%
Berkshire Hathaway, Inc. — Class B*	125	56,660
JPMorgan Chase & Co.	195	46,743
Visa, Inc. — Class A	100	31,604
Mastercard, Inc. — Class A	47	24,749
Bank of America Corp.	384	16,877
American Express Co.	55	16,324
Morgan Stanley	124	15,589
Wells Fargo & Co.	194	13,627
Goldman Sachs Group, Inc.	22	12,598
Progressive Corp.	32	7,668
Citigroup, Inc.	108	7,602
Marsh & McLennan Companies, Inc.	34	7,222
Blackrock, Inc.	7	7,176
Blackstone, Inc. — Class A	40	6,897
Chubb Ltd.	24	6,631
Charles Schwab Corp.	85	6,291
PNC Financial Services Group, Inc.	32	6,171
American Tower Corp. — Class A REIT	31	5,686
Intercontinental Exchange, Inc.	38	5,662
KKR & Company, Inc. — Class A	38	5,620
U.S. Bancorp	100	4,783
Simon Property Group, Inc. REIT	27	4,650
CME Group, Inc. — Class A	19	4,412
Prudential Financial, Inc.	37	4,386
Aflac, Inc.	42	4,344
Realty Income Corp. REIT	79	4,219
Apollo Global Management, Inc.	25	4,129
Welltower, Inc. REIT	32	4,033
Aon plc — Class A	11	3,951
Capital One Financial Corp.	22	3,923
Travelers Companies, Inc.	16	3,854
Equinix, Inc. REIT	4	3,772
AvalonBay Communities, Inc. REIT	17	3,739
Truist Financial Corp.	76	3,297
CBRE Group, Inc. — Class A*	25	3,282
MetLife, Inc.	39	3,193
Bank of New York Mellon Corp.	41	3,150
Digital Realty Trust, Inc. REIT	17	3,015
Loews Corp.	35	2,964
Mid-America Apartment Communities, Inc. REIT	18	2,782
Allstate Corp.	14	2,699
Public Storage REIT	9	2,695
American International Group, Inc.	37	2,694
Ameriprise Financial, Inc.	5	2,662
Crown Castle, Inc. REIT	29	2,632
Arthur J Gallagher & Co.	9	2,555
VICI Properties, Inc. REIT	86	2,512
Extra Space Storage, Inc. REIT	16	2,394
Discover Financial Services	13	2,252
Alexandria Real Estate Equities, Inc. REIT	21	2,048
Ventas, Inc. REIT	32	1,884
T. Rowe Price Group, Inc.	16	1,810
Nasdaq, Inc.	23	1,778
Hartford Financial Services Group, Inc.	16	1,750
M&T Bank Corp.	9	1,692
State Street Corp.	17	1,668
Fifth Third Bancorp	39	1,649
CoStar Group, Inc.*	23	1,647
Iron Mountain, Inc. REIT	15	1,577
Willis Towers Watson plc	5	1,566
Raymond James Financial, Inc.	10	1,553
Citizens Financial Group, Inc.	34	1,488
Arch Capital Group Ltd.	16	1,478
Brown & Brown, Inc.	14	1,428
Equity Residential REIT	19	1,363
Synchrony Financial	20	1,300
Northern Trust Corp.	12	1,230
Cincinnati Financial Corp.	8	1,150
Principal Financial Group, Inc.	13	1,006
Weyerhaeuser Co. REIT	25	704
Assurant, Inc.	3	640
W R Berkley Corp.	10	585
Camden Property Trust REIT	5	580
BXP, Inc. REIT	5	372
Regency Centers Corp. REIT	5	370
Kimco Realty Corp. REIT	15	351
Federal Realty Investment Trust REIT	2	224
Host Hotels & Resorts, Inc. REIT	9	158
Total Financial		441,419
Consumer, Non-cyclical - 6.6%
Eli Lilly & Co.	45	34,740
UnitedHealth Group, Inc.	57	28,834
Johnson & Johnson	186	26,899
Procter & Gamble Co.	143	23,974
PepsiCo, Inc.	124	18,855
AbbVie, Inc.	100	17,770
Thermo Fisher Scientific, Inc.	31	16,127
Merck & Company, Inc.	144	14,325
Coca-Cola Co.	221	13,759
Abbott Laboratories	104	11,764
Philip Morris International, Inc.	88	10,591
Intuitive Surgical, Inc.*	20	10,439
S&P Global, Inc.	18	8,965
Automatic Data Processing, Inc.	29	8,489
Amgen, Inc.	31	8,080
Boston Scientific Corp.*	87	7,771
Pfizer, Inc.	261	6,924
Stryker Corp.	19	6,841
Medtronic plc	84	6,710
Bristol-Myers Squibb Co.	116	6,561
Gilead Sciences, Inc.	71	6,558
Vertex Pharmaceuticals, Inc.*	14	5,638
PayPal Holdings, Inc.*	59	5,036
Altria Group, Inc.	92	4,811
Zoetis, Inc.	28	4,562
McKesson Corp.	8	4,559
Colgate-Palmolive Co.	50	4,545
Becton Dickinson & Co.	17	3,857
Cintas Corp.	19	3,471
Agilent Technologies, Inc.	25	3,359
Moody's Corp.	7	3,314
HCA Healthcare, Inc.	11	3,302
General Mills, Inc.	47	2,997
Edwards Lifesciences Corp.*	40	2,961
United Rentals, Inc.	4	2,818
Quanta Services, Inc.	8	2,528
Kimberly-Clark Corp.	18	2,359
Keurig Dr Pepper, Inc.	73	2,345
Kenvue, Inc.	108	2,306
ResMed, Inc.	10	2,287
Cencora, Inc. — Class A	10	2,247
Corteva, Inc.	39	2,221
Constellation Brands, Inc. — Class A	10	2,210
Verisk Analytics, Inc. — Class A	8	2,203
Kroger Co.	36	2,201
IDEXX Laboratories, Inc.*	5	2,067
Sysco Corp.	27	2,065
Monster Beverage Corp.*	39	2,050
GE HealthCare Technologies, Inc.	25	1,955
Centene Corp.*	30	1,818
Equifax, Inc.	7	1,784
Kraft Heinz Co.	58	1,781
Humana, Inc.	7	1,776
IQVIA Holdings, Inc.*	9	1,769
Kellanova	21	1,700
Global Payments, Inc.	15	1,681
Cardinal Health, Inc.	14	1,656
Zimmer Biomet Holdings, Inc.	15	1,585
Hershey Co.	8	1,355
Archer-Daniels-Midland Co.	26	1,313
Clorox Co.	8	1,299
STERIS plc	6	1,233
Biogen, Inc.*	8	1,223
Waters Corp.*	3	1,113
Quest Diagnostics, Inc.	7	1,056
Hologic, Inc.*	14	1,009
McCormick & Company, Inc.	13	991
West Pharmaceutical Services, Inc.	3	983
Charles River Laboratories International, Inc.*	5	923
Cooper Companies, Inc.*	10	919
Labcorp Holdings, Inc.	4	917
Teleflex, Inc.	5	890
Molina Healthcare, Inc.*	3	873
Align Technology, Inc.*	4	834
Insulet Corp.*	3	783
Revvity, Inc.	7	781
Avery Dennison Corp.	4	748
Rollins, Inc.	16	742
Incyte Corp.*	10	691
Bunge Global S.A.	8	622
Henry Schein, Inc.*	8	554
Universal Health Services, Inc. — Class B	3	538
Lamb Weston Holdings, Inc.	8	535
Church & Dwight Company, Inc.	5	524
Solventum Corp.*	7	462
Molson Coors Beverage Co. — Class B	8	459
Baxter International, Inc.	15	437
Bio-Techne Corp.	6	432
The Campbell's Co.	10	419
Conagra Brands, Inc.	15	416
Brown-Forman Corp. — Class B	10	380
Corpay, Inc.*	1	338
J M Smucker Co.	3	330
Hormel Foods Corp.	10	314
DaVita, Inc.*	2	299
Total Consumer, Non-cyclical		424,535
Consumer, Cyclical - 4.0%
Tesla, Inc.*	162	65,422
Costco Wholesale Corp.	31	28,404
Home Depot, Inc.	63	24,506
Walmart, Inc.	246	22,226
McDonald's Corp.	45	13,045
TJX Companies, Inc.	67	8,094
Lowe's Companies, Inc.	31	7,651
Starbucks Corp.	65	5,931
Marriott International, Inc. — Class A	19	5,300
Chipotle Mexican Grill, Inc. — Class A*	77	4,643
O'Reilly Automotive, Inc.*	3	3,558
Hilton Worldwide Holdings, Inc.	14	3,460
Deckers Outdoor Corp.*	17	3,452
General Motors Co.	64	3,409
Tapestry, Inc.	51	3,332
AutoZone, Inc.*	1	3,202
WW Grainger, Inc.	3	3,162
PACCAR, Inc.	30	3,121
Royal Caribbean Cruises Ltd.	13	2,999
DR Horton, Inc.	21	2,936
Ross Stores, Inc.	19	2,874
Copart, Inc.*	50	2,870
Delta Air Lines, Inc.	46	2,783
Lennar Corp. — Class A	18	2,455
Lululemon Athletica, Inc.*	6	2,295
Fastenal Co.	30	2,157
Cummins, Inc.	6	2,092
Yum! Brands, Inc.	15	2,012
Live Nation Entertainment, Inc.*	15	1,943
United Airlines Holdings, Inc.*	18	1,748
Darden Restaurants, Inc.	9	1,680
Genuine Parts Co.	14	1,635
Tractor Supply Co.	30	1,592
Ford Motor Co.	159	1,574
PulteGroup, Inc.	12	1,307
Aptiv plc*	20	1,209
Ralph Lauren Corp. — Class A	5	1,155
Las Vegas Sands Corp.	21	1,078
Pool Corp.	3	1,023
MGM Resorts International*	29	1,005
Carnival Corp.*	36	897
Ulta Beauty, Inc.*	2	870
Best Buy Company, Inc.	10	858
Dollar General Corp.	11	834
Dollar Tree, Inc.*	11	824
CarMax, Inc.*	8	654
Hasbro, Inc.	10	559
Wynn Resorts Ltd.	5	431
Domino's Pizza, Inc.	1	420
Caesars Entertainment, Inc.*	12	401
BorgWarner, Inc.	10	318
Southwest Airlines Co.	7	235
Norwegian Cruise Line Holdings Ltd.*	5	129
Total Consumer, Cyclical		261,770
Industrial - 3.3%
Honeywell International, Inc.	63	14,231
Union Pacific Corp.	58	13,226
Caterpillar, Inc.	32	11,608
General Electric Co.	61	10,174
RTX Corp.	75	8,679
Boeing Co.*	49	8,673
Deere & Co.	19	8,050
Eaton Corporation plc	23	7,633
Lockheed Martin Corp.	13	6,317
Illinois Tool Works, Inc.	24	6,086
3M Co.	44	5,680
Emerson Electric Co.	44	5,453
FedEx Corp.	18	5,064
GE Vernova, Inc.	15	4,934
Amphenol Corp. — Class A	65	4,514
Parker-Hannifin Corp.	7	4,452
Trane Technologies plc	12	4,432
Old Dominion Freight Line, Inc.	25	4,410
Waste Management, Inc.	20	4,036
TransDigm Group, Inc.	3	3,802
General Dynamics Corp.	14	3,689
CSX Corp.	111	3,582
Norfolk Southern Corp.	15	3,521
Carrier Global Corp.	50	3,413
TE Connectivity plc	23	3,288
Northrop Grumman Corp.	7	3,285
AMETEK, Inc.	17	3,065
Howmet Aerospace, Inc.	28	3,063
Johnson Controls International plc	37	2,921
Dover Corp.	14	2,626
Ingersoll Rand, Inc.	29	2,623
Westinghouse Air Brake Technologies Corp.	13	2,465
Axon Enterprise, Inc.*	4	2,377
Republic Services, Inc. — Class A	11	2,213
L3Harris Technologies, Inc.	10	2,103
Martin Marietta Materials, Inc.	4	2,066
Rockwell Automation, Inc.	7	2,001
Garmin Ltd.	8	1,650
Keysight Technologies, Inc.*	10	1,606
Vulcan Materials Co.	6	1,543
Otis Worldwide Corp.	16	1,482
Masco Corp.	20	1,451
Veralto Corp.	14	1,426
Smurfit WestRock plc	26	1,400
Xylem, Inc.	12	1,392
Packaging Corporation of America	6	1,351
Fortive Corp.	17	1,275
Expeditors International of Washington, Inc.	9	997
Ball Corp.	16	882
Jabil, Inc.	6	864
Builders FirstSource, Inc.*	6	858
J.B. Hunt Transport Services, Inc.	5	853
Hubbell, Inc.	2	838
Textron, Inc.	10	765
CH Robinson Worldwide, Inc.	7	723
Jacobs Solutions, Inc.	5	668
Stanley Black & Decker, Inc.	7	562
Allegion plc	4	523
Pentair plc	5	503
Generac Holdings, Inc.*	3	465
Trimble, Inc.*	5	353
A O Smith Corp.	5	341
Mohawk Industries, Inc.*	2	238
Total Industrial		214,764
Energy - 1.5%
Exxon Mobil Corp.	318	34,207
Chevron Corp.	137	19,843
EOG Resources, Inc.	76	9,316
Williams Companies, Inc.	97	5,250
Kinder Morgan, Inc.	158	4,329
ONEOK, Inc.	35	3,514
Hess Corp.	22	2,926
Baker Hughes Co.	56	2,297
Valero Energy Corp.	18	2,207
Targa Resources Corp.	12	2,142
Diamondback Energy, Inc.	11	1,802
Occidental Petroleum Corp.	35	1,729
Equities Corp.	34	1,568
Texas Pacific Land Corp.	1	1,106
Halliburton Co.	38	1,033
First Solar, Inc.*	5	881
Devon Energy Corp.	23	753
Coterra Energy, Inc. — Class A	27	690
Enphase Energy, Inc.*	7	481
Total Energy		96,074
Utilities - 1.1%
NextEra Energy, Inc.	122	8,746
Duke Energy Corp.	70	7,542
Southern Co.	86	7,079
Sempra	58	5,088
American Electric Power Company, Inc.	52	4,796
CMS Energy Corp.	59	3,932
Constellation Energy Corp.	17	3,803
Edison International	46	3,673
Dominion Energy, Inc.	58	3,124
Vistra Corp.	19	2,620
Public Service Enterprise Group, Inc.	27	2,281
Xcel Energy, Inc.	32	2,161
Exelon Corp.	49	1,844
Consolidated Edison, Inc.	20	1,785
PG&E Corp.	87	1,756
Entergy Corp.	22	1,668
American Water Works Company, Inc.	12	1,494
NRG Energy, Inc.	11	992
DTE Energy Co.	6	724
Atmos Energy Corp.	5	696
Eversource Energy	10	574
WEC Energy Group, Inc.	5	470
Ameren Corp.	5	446
Pinnacle West Capital Corp.	5	424
FirstEnergy Corp.	10	398
NiSource, Inc.	10	368
PPL Corp.	10	325
CenterPoint Energy, Inc.	10	317
Evergy, Inc.	5	308
Total Utilities		69,434
Basic Materials - 0.7%
Linde plc	37	15,491
Sherwin-Williams Co.	14	4,759
Ecolab, Inc.	18	4,218
Air Products and Chemicals, Inc.	12	3,480
Freeport-McMoRan, Inc.	82	3,123
Newmont Corp.	66	2,456
DuPont de Nemours, Inc.	31	2,364
International Paper Co.	33	1,776
PPG Industries, Inc.	14	1,672
Dow, Inc.	39	1,565
International Flavors & Fragrances, Inc.	14	1,184
LyondellBasell Industries N.V. — Class A	14	1,040
Steel Dynamics, Inc.	8	913
CF Industries Holdings, Inc.	10	853
Eastman Chemical Co.	7	639
Albemarle Corp.	6	516
FMC Corp.	10	486
Mosaic Co.	15	369
Celanese Corp. — Class A	5	346
Total Basic Materials		47,250
Total Common Stocks
(Cost $2,607,407)		2,921,579
CLOSED-END FUNDS - 33.8%**,†
Carlyle Alpinvest Private Markets Fund — Class I*	52,329	692,843
Hamilton Lane Private Assets Fund*,†††	31,770	541,996
Golub Capital Private Credit Fund†††	14,760	370,187
Opportunistic Credit Interval Fund — Class I	30,804	352,095
Variant Alternative Income Fund	8,750	235,299
Total Closed-End Funds
(Cost $2,132,880)		2,192,420
PRIVATE REAL ESTATE INVESTMENT TRUSTS - 5.6%†††
Blue Owl Real Estate Net Lease Trust	35,401	360,736
Total Private Real Estate Investment Trusts
(Cost $359,874)		360,736
MONEY MARKET FUND - 7.4%**,†
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 4.30%[1]	482,502	482,502
Total Money Market Fund
(Cost $482,502)		482,502
	Face Amount
U.S. TREASURY BILLS - 5.1%††
U.S. Treasury Bills
4.27% due 02/06/25[2]	$165,000	164,293
4.22% due 03/06/25[2]	165,000	163,792
Total U.S. Treasury Bills
(Cost $328,035)		328,085
Total Investments - 96.9%
(Cost $5,910,698)		6,285,322
Other Assets & Liabilities, net - 3.1%		202,122
Total Net Assets - 100.0%		$6,487,444

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	Rate indicated is the 7-day yield as of December 31, 2024.
2	Rate indicated is the effective yield at the time of purchase.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Notes to Schedule of Investments (Unaudited)

Note 1 — Organization and Significant Accounting Policies

Organization
Institutional Investment Strategy Fund (the “Fund”), a Delaware statutory trust, is a non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares of beneficial interest and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on January 3, 2023, and commenced investment operations on March 5, 2024.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies.

(a) Valuation of Investments
Pursuant to Rule 2a-5 under the Investment Company Act (the "Valuation Rule"), the Trust’s Board of Trustees (the “Board”) has designated the Buena Capital Advisors, LLC (the "Adviser"), as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures. The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Rule. At least annually, the Adviser directs (or assists) the Fund’s Principal Financial Officer to assess the material risks associated with the determination of the fair value of the Fund’s investments, including a review of any material conflicts of interest and an assessment by the Adviser’s management of such material risks. The Adviser reviews and approves a final risk assessment annually.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Money market funds, closed-end investment companies, and business development companies are valued at the most recently published net asset value per share of the underlying fund.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Securities representing an interest in another pooled investment vehicle (each, an “Underlying Private Fund”) will initially be assessed at the value provided by that Underlying Private Fund or its manager (each, an “Underlying Manager”). To arrive at the fair value of investments in Underlying Private Funds, the Adviser receives monthly or quarterly capital account statements from the Underlying Private Funds. Upon receipt of these statements, the Adviser makes a determination that the account statements are based on the fair value of underlying investments. In making such determination, the Adviser reviews and evaluates the valuation policies and procedures of the entity providing the statement. If necessary, the Adviser adjusts the account statements for underlying investments not held at fair value or to bring the fair value estimate in phase with the Adviser reporting date.

If market quotations are not readily available, securities are valued at fair value as set forth below. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. In determining the fair value of a security for which there are no readily available market quotations, the Valuation Designee may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security. The Valuation Designee may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.

Note 2 — Fair Value Measurement

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”) for measuring the fair value of portfolio investments. Fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. The valuation hierarchical levels are based upon the transparency of the inputs to the valuation of the investment as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels are defined as follows:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities at the measurement date that the Fund has the ability to access.

Level 2 — Valuations based on inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable at the measurement date. This category includes quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in non-active markets including actionable bids from third parties for privately held assets or liabilities, and observable inputs other than quoted prices such as yield curves and forward currency rates that are entered directly into valuation models to determine the value of derivatives or other assets or liabilities.

Level 3 — Valuations based on inputs that are unobservable and where there is little, if any, market activity at the measurement date. The inputs for the determination of fair value may require significant management judgment or estimation and are based upon management’s assessment of the assumptions that market participants would use in pricing the assets or liabilities. These investments include debt and equity investments in private companies or assets valued using the market or income approach and may involve pricing models whose inputs require significant judgment or estimation because of the absence of any meaningful current market data for identical or similar investments. The inputs in these valuations may include, but are not limited to, capitalization and discount rates, beta and EBITDA multiples. The information may also include pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimer would result in classification as Level 3 information, assuming no additional corroborating evidence.

Routine fair valuations are intended to reflect fair valuations that are determined from the application of a consistent methodology in specific situations with observable inputs. Non-routine fair valuations include all other fair value situations. In a non-routine fair value situation, the Valuation Designee will e-mail the Administrator and other applicable Trust Officers the value to be used along with all relevant information that was used in determining such fair valuation.

ASC 820-10-35-41C(a) provides a practical expedient for the fair value measurement of a large number of similar assets or liabilities for which quoted prices in active markets are available, but not readily accessible. In accordance with this guidance, fair value may be measured by using an alternative pricing method (e.g., matrix pricing) instead of obtaining quoted prices for each individual security, provided that the reporting entity demonstrates that the method replicates actual prices. If an alternative pricing method is used as a practical expedient, the resulting fair value measurement will be Level 2, not Level 1 as it would have been had the quoted prices been used.

The Adviser will review the appropriateness and accuracy of the aforementioned valuation methodologies at least annually and make any necessary adjustments and amendments to this policy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2024:

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$2,921,579	$-	$-	$2,921,579
Closed-End Funds	1,280,237	-	912,183	2,192,420
Private Real Estate Investment Trusts	-	-	360,736	360,736
Money Market Fund	482,502	-	-	482,502
U.S. Treasury Bills	-	328,085	-	328,085
Total Assets	$4,684,318	$328,085	$1,272,919	$6,285,322

Note 3 — Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$5,910,699	$456,373	$(81,750)	$374,623

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund generally classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System.